Financial instruments - Risk classification of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Expected credit losses	R$ 208,091	R$ 97,934	R$ 95,053
Trade accounts receivable
Disclosure of internal credit grades [line items]
Expected credit losses	131,548	30,300	R$ 31,962
Trade accounts receivable | Credit risk [member]
Disclosure of internal credit grades [line items]
Credit risk exposure	6,692,155	9,163,160
Expected credit losses	131,548	30,300
Trade accounts receivable | Credit risk [member] | Low Risk | Current and overdue to up 30 days
Disclosure of internal credit grades [line items]
Credit risk exposure	6,270,686	8,899,516
Trade accounts receivable | Credit risk [member] | Average Risk | Later than one month and not later than three months [member]
Disclosure of internal credit grades [line items]
Credit risk exposure	154,155	174,048
Trade accounts receivable | Credit risk [member] | High Risk | Overdue more than 90 days
Disclosure of internal credit grades [line items]
Credit risk exposure	R$ 267,314	R$ 89,596